SUBSEQUENT EVENTS	12 Months Ended
Oct. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

In accordance with ASC 855 – Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events and transactions that occurred after October 31, 2023, through the date the financial statements were issued. Except for the following, there are no subsequent events identified that would require disclosure in the financial statements.

Resale Form S-1

On November 11, 2023, the Company filed a Form S-1 for the resale of i) up to 11,428,572 shares of common stock issuable upon conversion of a senior secured convertible promissory note, ii) up to 1,733,404 shares of common stock issuable upon exercise of a common warrant, and iii) up to 83,333 shares of common stock issuable upon exercise of a placement agent warrant.

First Amendment to the Resales Form S-1

On December 6, 2023, the Company filed the first amendment to the Form S-1 filed with the SEC on November 3, 2023.

Asphalt Ridge Option Agreement and Amendment

On November 10, 2023, the Company entered into a leasehold acquisition and development option agreement (“AR Agreement”) with Heavy Sweet Oil LLC (“Heavy Sweet”) to purchase up to a 20% production share (“Asphalt Ridge Option”) in certain leases in eastern Utah totaling 960 acres. The Asphalt Ridge Option has a term of nine months, through August 10, 2024, and gives the Company the exclusive right, but not the obligation, to acquire up to a 20% interest in the leases for $2,000,000, which may be invested in tranches, provided that the initial tranche closing occurs during the option period and subsequent tranches occur as soon thereafter as practical within the Asphalt Ridge Option period, with each tranche providing the Company a portion of the ownership of the leases. Upon receipt of any funding from the Company pursuant to the Asphalt Ridge Option, Heavy Sweet is required to pay that amount to the named operator of the properties, to pay for engineering, procurement, operations, sales, and logistics activities on the properties.

On December 29, 2023, the Company and Heavy Sweet entered into an Amendment to the AR Agreement (the “AR Amendment”), pursuant to which the Company and Heavy Sweet amended the AR Agreement to provide that, within three business days of the effective date of the AR Amendment, the Company would fund $200,000 of the $2,000,000 total purchase price in exchange for the Company receiving an immediate 2% interest in the leases, which advanced funds would be used solely for the building of roads and related infrastructure in furtherance of the development plan. On December 29, 2023, the Company paid the $200,000 advance to Heavy Sweet and was assigned a 2% interest in the leases.

Amendment to October 2023 SPA and Second Tranche Financing

On December 29, 2023, the Company and an investor entered into an Amendment to the October 2023 SPA (see Note 9), whereby in connection with the closing of the second tranche, (i) the fixed conversion price of the convertible promissory note issued and (ii) the exercise price of the warrant issued in connection with the second tranche were both reduced from $1.20 to $0.50. The closing of the second tranche will be in the principal amount of $550,000.

On January 2, 2024, the Company closed on the second tranche and received gross proceeds of $511,500; in consideration for the funding, the Company issued to the investor a note in the principal amount of $550,000 with a conversion price of $0.50, subject to certain adjustments and a warrant to purchase up to 445,561 shares of common stock at an initial exercise price of $0.50 per share, subject to certain adjustments.